Financial Instruments - Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3 (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%	10.00%
Non-recurring basis
Financial Instruments
Expected future cash flow time period	5 years